UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 8372

Legg Mason Partners Variable Portfolios III, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: January 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.

LEGG MASON PARTNERS VARIABLE MONEY MARKET PORTFOLIO

FORM N-Q

JANUARY 31, 2007

LEGG MASON PARTNERS VARIABLE MONEY MARKET PORTFOLIO

Schedule of Investments (unaudited)	January 31, 2007

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 99.5%
Commercial Paper - 51.3%
	Anglesea Funding:
$5,000,000	5.316% due 2/20/07 (a)(b)	$4,986,040
3,000,000	5.375% due 3/12/07 (a)(b)	2,982,905
5,000,000	Atlantis One Funding Corp., 5.377% due 3/12/07 (a)(b)	4,971,671
	Bank of America Corp.:
5,200,000	5.317% due 2/1/07 (a)	5,200,000
2,000,000	5.297% due 3/1/07 (a)	1,991,864
4,400,000	5.314% due 3/20/07 (a)	4,369,957
3,000,000	5.326% due 4/17/07 (a)	2,967,437
5,000,000	5.310% due 4/24/07 (a)	4,940,322
5,000,000	Bavaria TRR Corp., 5.313% due 2/20/07 (a)(b)	4,986,040
3,000,000	Bear Stearns Co. Inc., 5.341% due 4/20/07 (a)(b)	2,966,135
5,070,000	Calyon North America Inc., 5.286% due 3/2/07 (a)	5,048,640
2,800,000	Carrera Capital Financial Ltd., 5.336% due 4/23/07 (a)(b)	2,766,799
5,000,000	Cobbler Funding LLC, 5.368% due 7/20/07 (a)(b)	4,877,475
14,000,000	Danske Corp., 5.285% - 5.290% due 3/12/07 (a)(b)	13,920,494
	Dexia Delaware LLC:
4,000,000	5.305% due 2/15/07 (a)	3,991,818
5,000,000	5.290% due 3/8/07 (a)	4,974,503
	Ebbets PLC:
7,367,000	5.301% due 2/1/07 (a)(b)	7,367,000
2,000,000	5.214% due 8/28/07 (a)(b)	1,941,991
	Ebury Finance Ltd.:
5,000,000	5.337% due 3/19/07 (a)(b)	4,966,778
5,000,000	5.341% due 4/10/07 (a)(b)	4,950,228
3,100,000	5.380% due 7/24/07 (a)(b)	3,021,939
	General Electric Capital Corp.:
5,000,000	5.402% due 2/5/07 (a)	4,997,078
5,000,000	5.335% due 6/19/07 (a)	4,901,675
	ING U.S. Funding LLC:
4,085,000	5.293% due 2/5/07 (a)	4,082,617
5,000,000	5.270% due 2/21/07 (a)	4,985,417
5,000,000	5.301% due 3/30/07 (a)	4,958,556
10,000,000	Kaiserplatz Delaware, 5.340% due 4/4/07 (a)(b)	9,910,444
5,000,000	Morgan Stanley Dean Witter, 5.327% due 7/13/07 (a)	4,883,450
	Ormond Quay Funding LLC:
4,000,000	5.310% due 2/13/07 (a)(b)	3,992,947
5,000,000	5.319% due 3/13/07 (a)(b)	4,970,722
10,000,000	Perry Global Funding LLC, 5.316% due 3/13/07 (a)(b)	9,941,778
	Santander Centro Hispano LLC:
10,000,000	5.403% due 2/14/07 (a)	9,981,006
5,000,000	5.319% due 7/10/07 (a)	4,885,608
	Societe Generale North America:
5,000,000	5.360% due 2/20/07 (a)	4,986,172
3,279,000	5.320% due 3/1/07 (a)	3,265,560
9,300,000	5.303% - 5.334% due 4/2/07 (a)	9,218,803
5,000,000	Solitaire Funding LLC, 5.368% due 3/2/07 (a)(b)	4,978,935
5,000,000	Svenska Handelsbanken Inc., 5.499% due 2/2/07 (a)	4,999,257
	Tasman Funding Inc.:
4,600,000	5.306% due 2/6/07 (a)(b)	4,596,623
10,000,000	5.304% due 2/12/07 (a)(b)	9,983,867
	UBS Finance Delaware LLC:
5,000,000	5.430% due 2/5/07 (a)	4,997,064
10,000,000	5.310% due 4/25/07 (a)	9,879,189

See Notes to Schedule of Investments.

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LEGG MASON PARTNERS VARIABLE MONEY MARKET PORTFOLIO

Schedule of Investments (unaudited) (continued)	January 31, 2007

FACE AMOUNT	SECURITY	VALUE
Commercial Paper - 51.3% (continued)
$10,000,000	Westpac Banking Corp., 5.316% due 3/7/07 (a)(b)	$9,950,417
5,000,000	White Pine Finance LLC, 5.344% due 3/21/07 (a)(b)	4,964,633

	Total Commercial Paper	242,501,854

Certificate of Deposit - 1.2%
5,500,000	Wells Fargo Bank NA, 5.000% due 2/13/07	5,499,051

Certificates of Deposit (Yankee) - 45.6%
10,000,000	Banco Bilbao, 5.315% due 4/26/07	9,999,928
12,000,000	Bank of Nova Scotia NY, 5.290% due 3/6/07	12,000,000
	Barclays Bank PLC NY:
10,000,000	5.320% due 2/20/07	10,000,000
5,000,000	5.290% due 3/5/07	4,999,805
	BNP Paribas NY Branch:
7,000,000	5.320% due 2/14/07	7,000,005
5,000,000	5.345% due 3/20/07	5,000,000
	Calyon NY:
3,000,000	5.320% due 2/9/07	3,000,000
5,000,000	5.290% due 3/5/07	5,000,000
3,000,000	5.095% due 3/6/07	2,998,937
10,000,000	Credit Suisse New York, 5.280% due 2/5/07	10,000,000
	Deutsche Bank NY:
5,000,000	5.290% due 2/5/07	5,000,000
13,000,000	5.290% due 2/26/07	13,000,000
1,000,000	Dexia Credit Local NY, 5.370% due 10/26/07	1,000,403
	Fortis Bank NY:
10,000,000	5.290% due 2/8/07	10,000,000
5,000,000	5.300% due 3/5/07	5,000,000
2,000,000	5.225% due 4/4/07 (b)	2,000,000
	HBOS Treasury Services NY:
7,500,000	5.000% due 2/13/07	7,498,732
8,000,000	5.220% due 4/3/07	7,995,912
2,000,000	5.255% due 4/5/07	2,000,017
1,000,000	5.355% due 10/22/07	1,000,035
10,000,000	Lloyds TSB Bank PLC NY, 5.290% due 3/1/07	10,000,065
10,000,000	Rabobank Nederland NV NY, 5.280% due 3/2/07	10,000,003
15,000,000	Royal Bank of Canada NY, 5.300% due 3/1/07	15,000,000
10,000,000	Royal Bank of Scotland NY, 5.310% due 4/23/07	10,000,222
	Svenska Handelsbanken NY:
8,000,000	5.295% due 2/5/07	8,000,000
3,000,000	5.365% due 10/26/07	2,999,640
	Toronto Dominion Bank NY:
10,000,000	5.300% due 2/12/07	9,999,813
3,000,000	5.230% due 3/30/07	3,000,000
5,000,000	5.340% due 7/16/07	5,001,422
2,000,000	UBS AG Stamford CT, 5.270% due 2/9/07	1,999,906
	Unicredito Italiano SpA NY:
5,000,000	5.420% due 2/20/07	5,000,065
5,000,000	5.355% due 2/26/07	5,000,046
5,000,000	5.390% due 3/1/07	5,000,091

	Total Certificates of Deposit (Yankee)	215,495,047

See Notes to Schedule of Investments.

2

LEGG MASON PARTNERS VARIABLE MONEY MARKET PORTFOLIO

Schedule of Investments (unaudited) (continued)	January 31, 2007

FACE AMOUNT	SECURITY	VALUE
U.S. Government Agencies(a) - 1.4%
$2,967,000	Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes, 5.258% due 11/30/07 (a)	$2,841,804
	Federal National Mortgage Association (FNMA), Discount Notes:
2,000,000	5.111% due 3/6/07 (a)	1,991,053
2,000,000	5.123% due 3/30/07 (a)	1,984,563

	TOTAL U.S. GOVERNMENT AGENCIES	6,817,420

	TOTAL INVESTMENTS - 99.5% (Cost - $470,313,372#)	470,313,372
	Other Assets in Excess of Liabilities - 0.5%	2,421,769

	TOTAL NET ASSETS - 100.0%	$472,735,141

(a)	Rate shown represents yield-to-maturity.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Variable Money Market Portfolio (the “Fund”), is a separate diversified investment fund of Legg Mason Partners Variable Portfolios III, Inc. (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating life insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the Investment Company Act of 1940, which approximates market value. This method involves valuing portfolio securities at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to their compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Portfolios III, Inc.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: March 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: March 28, 2007

By	/S/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: March 28, 2007